ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12.                   ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Business tax and other tax payables	15,050	15,781	2,507
Payables for purchase of property and equipment	35,796	21,492	3,415
Advance from customers	6,641	12,028	1,911
Other accrued expenses	13,398	12,264	1,951

Total	70,885	61,565	9,784